Note 7 - Right-of-use Asset (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Non-cancellable lease rentals are payable as follows:

Less than 1 year	$78,399
Between 1 and 5 years	-
$78,399

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	21,990
Lease payment	(58,800)
Lease obligation at June 30, 2020	$537,952
Of which are:
Current lease obligations	$38,306
Long-term lease obligations	499,646
$537,952

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets at January 1, 2020	$597,562
Accumulated depreciation, January 1, 2020	(83,381)
Charge for the period	(44,939)
Accumulated depreciation, June 30, 2020	(128,320)
Right-of-use assets at June 30 , 2020	$469,242